Postretirement Benefit Plans (Plan Assets) (Details) (Fair Value Of Plan Assets [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit Plan [Member] | Principal pension plans [Member]
Fair Value Of Plan Assets [Abstract]
Beginning Balance	$ 48,297	$ 44,738
Actual gain (loss) on plan assets	2,793	6,312
Employer contributions	236	225
Participant contributions	153	156
Benefits paid	(3,199)	(3,134)
Acquisitions (dispositions)-net	0	0
Exchange rate adjustments	0	0
Ending Balance	48,280	48,297
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Fair Value Of Plan Assets [Abstract]
Beginning Balance	11,059	9,702
Actual gain (loss) on plan assets	1,537	1,212
Employer contributions	726	673
Participant contributions	9	14
Benefits paid	(493)	(477)
Acquisitions (dispositions)-net	0	(31)
Exchange rate adjustments	(452)	(34)
Ending Balance	12,386	11,059
Retiree Benefit Plan [Member]
Fair Value Of Plan Assets [Abstract]
Beginning Balance	903	946
Actual gain (loss) on plan assets	44	118
Employer contributions	518	533
Participant contributions	52	52
Benefits paid	(704)	(746)
Ending Balance	$ 813	$ 903